Segment Reporting - Financial Results by Reportable Segment Reconciled to Consolidated Income Before Income Taxes and Total Assets by Reportable Segment Reconciled to Consolidated Total Assets (Parenthetical) (Detail) (USD $)
In Millions, unless otherwise specified
	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Performance Fees Earned in Connection with Equity Method Investment	$ 34.2		$ 34.2
Operating Segments [Member] | Servicing [Member]
Segment Reporting Information [Line Items]
Servicing revenue and fees	5.0	4.7	9.6	9.6	18.8	20.4	25.4
Operating Segments [Member] | Asset Receivables Management [Member]
Segment Reporting Information [Line Items]
Servicing revenue and fees	0.2	0.1	0.3	0.2	0.4	0.5
Operating Segments [Member] | Insurance [Member]
Segment Reporting Information [Line Items]
Insurance services revenue							$ 2.1